Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 01, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of warrant liabilities	$ 2,464,000
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net	0	$ 0	$ 0
Public Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Change in fair value of warrant liabilities	1,800,000
Fair value of warrants	$ 14,400,000			$ 16,200,000